Revenue Recognition (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Insurance brokerage commissions	$ 638,574	$ 1,820,214
Futures and securities brokerage commissions	565,517	1,457,232
Market making commissions and fees	2,717,614	3,840,917
Total revenue from contracts with customers	3,921,705	7,118,363
Geographic revenue	3,921,705	7,118,363
Hong Kong [Member]
Geographic revenue	1,204,091	3,277,446
Cayman Islands [Member]
Geographic revenue	$ 2,717,614	$ 3,840,917